Restatement of Consolidated Financial Statements (Details Narrative) - USD ($)		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Licensing revenue			$ 67,600
Deflated in net loss		$ 67,600
Additional decrease in accumulated deficit		$ 67,600
Minimum [Member]
Licensing revenue	$ 282,600		82,400
Maximum [Member]
Licensing revenue	$ 215,000		$ 150,000